Note 1 - Summary of Significant Accounting Policies: Recent Accounting Pronouncements (Policies)	9 Months Ended
Sep. 30, 2012
Policies
Recent Accounting Pronouncements

RECENT ACCOUNTING PRONOUNCEMENTS

                                Testing Goodwill for Impairment

In September 2011, the Financial Accounting Standards Board (FASB) issued Accounting Standards Update (ASU) No. 2011-08, Testing Goodwill for Impairment. This ASU permits an entity to make a qualitative assessment of whether it is more likely than not that a reporting unit’s fair value is less than its carrying amount before applying the two-step goodwill impairment test. If an entity concludes it is not more likely than not that the fair value of a reporting unit is less than its carrying amount, then performing the two-step impairment test is unnecessary.  However, if an entity concludes otherwise, then it is required to perform the first step of the two-step impairment test. This ASU is effective for annual and interim goodwill impairment tests performed for fiscal years beginning after December 15, 2011. Early adoption is permitted. The adoption of this ASU will not have a material impact on the Company’s consolidated financial statements, as it is intended to simplify the assessment for goodwill impairment.  We do not expect ASU No. 2011-08 to have a material impact on our condensed consolidated financial statements.